Note 9 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2013	2012

Accrued expenses	$-	$(655,061)

Liabilities of discontinued operations	$-	$(655,061)